SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
May 31, 2020
Supplemental Disclosure Of Cash Flow [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant non-cash investing and financing activities

During the year ended May 31, 2020, the Company:

a) issued 357,121 common shares, valued at $2,749,831, for the acquisition of IRC (Note 4);

b) issued 2,574 common shares, valued at $11,123, for the acquisition of the Alamos NSR (Note 4);

c) recognized $335,045 of accounts payable for the acquisition of NuevaUnión NSR (Note 4);

d) entered into an agreement to sell the Tower Mountain project for $150,000 (offset against pre-production royalty payable to the original owner) and a 2.0% NSR royalty interest on the property (Note 4);

e) issued 90,805 common shares, valued at $378,394, for RSUs that vested;

f) reallocated $908,002 from reserves for 565,603 stock options exercised; and

g) reallocated $656,170 from reserves for 959,698 share purchase warrants exercised.

During the year ended May 31, 2019, the Company:

a) issued 2,530,769 common shares, valued at $7,181,444, for the acquisition of the Santa Gertrudis NSR (Note 4);

b) issued 2,414,981 common shares and reserved 654,207 common shares for outstanding share purchase warrants of ValGold with an aggregate value of $8,432,687, for net assets acquired from ValGold (Note 4);

c) issued 654,750 common shares, valued at $2,717,600, for the acquisition of the FMS NSR (Note 4);

d) issued 2,054,752 common shares, valued at $9,534,050, for the acquisition of the Alamos NSRs, options, and other (Note 4);

e) issued 2,307,411 common shares, valued at $7,199,123, on conversion of the debenture owed to Coeur (Note 7);

f) issued 150,000 share purchase warrants, valued at $103,959, as loan inducements (Note 7);

g) issued 110,310 underwriter's warrants, valued at $90,769, as share issue costs (Note 10);

h) reallocated $1,577,802 from reserves for 2,042,003 share purchase warrants exercised; and

i) reallocated $26,892 from reserves for 33,333 stock options exercised.